Summary of Significant Accounting Policies (Details) - Schedule of capital structure - shares	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Common Stock, shares Authorized	3,000,000,000	20,000,000	20,000,000
Common stock, shares Issued	116,529,871	19,169,128	15,699,414
Common stock, shares Outstanding	116,529,871	19,168,935
Common stock Common stock, par or stated value per share	$.0001 par value, one vote per share	$.0001 par value, one vote per share
Common Stock, shares Authorized	200,000,000	200,000,000	200,000,000
Common stock, shares Issued
Common stock, shares Outstanding
Preferred stock, par or stated value per share	$.0001 par value	$.0001 par value
Preferred stock - Series A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Common Stock, shares Authorized	750,000	750,000
Common stock, shares Issued
Common stock, shares Outstanding
Preferred stock, par or stated value per share	$.0001 par value; no voting rights	$.0001 par value; no voting rights
Preferred stock - Series B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Common Stock, shares Authorized	1,000,000	1,000,000
Common stock, shares Issued
Common stock, shares Outstanding
Preferred stock, par or stated value per share	$.0001 par value, voting rights of 10 votes for 1 Series B share; 2% preferred dividend payable annually	$.0001 par value, voting rights of 10 votes for 1 Series B share; 2% preferred dividend payable annually
Preferred stock - Series C [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Common Stock, shares Authorized	9,000,000	9,000,000
Common stock, shares Issued
Common stock, shares Outstanding
Preferred stock, par or stated value per share	$.0001 par value; 500 votes per share, convertible to common stock	$.0001 par value; 500 votes per share, convertible to common stock
Preferred stock - Series F [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Common Stock, shares Authorized	15,000	15,000
Common stock, shares Issued	2,704	11,414
Common stock, shares Outstanding	2,704	11,414
Preferred stock, par or stated value per share	$.0001 par value; no voting right, convertible to common at a fixed price of $0.37 per share, stated value is $1,000 per share	$.0001 par value; no voting right, convertible to common at a fixed price of $0.37 per share, stated value is $1,000 per share
Preferred stock - Series G [Member]
Summary of Significant Accounting Policies (Details) - Schedule of capital structure [Line Items]
Common Stock, shares Authorized	51	51
Common stock, shares Issued	51	51
Common stock, shares Outstanding	51	51
Preferred stock, par or stated value per share	$.0001 par value; no dividend rights, voting rights with common stock as a single series, one share equals 1% of the total voting rights, not subject to splits	$.0001 par value; no dividend rights, voting rights with common stock as a single series, one share equals 1% of the total voting rights, not subject to splits